Income Taxes	12 Months Ended
Jun. 30, 2021
Income Taxes
Income Taxes

NOTE 9: INCOME TAXES

The Company has not filed its corporate tax returns since fiscal 2007.

Due to recurring losses, the Company’s tax provision for the years ended June 30 2021 and 2020 was $0.

The difference between the effective income tax rate and the applicable statutory federal income tax rate is summarized as follows:

	2021	2020
Statutory federal rate	(21.7)%	(21.0)%
State income tax rate, net of federal benefit	(3.6)%	(3.6)%
Permanent differences, including stock-based compensation	8.6%	8.6%
Change in valuation allowance	16.7%	16.0%
Effective tax rate	0.0%	0.0%

At June 30, 2021 and 2020 the Company’s deferred tax assets were as follows:

	June 30, 2021	June 30, 2020
Tax benefit of net operating loss carry forward	$7,245,000	$7,047,000
Intangible	-	-
Total deferred tax assets	7,245,000	7,047,000

Less: valuation allowance	(7,245,000)	(7,047,000)
Net deferred tax assets	$-	$-

As of June 30, 2020, the Company had unused net operating loss carry forwards of approximately $34.5 million available to reduce future federal taxable income. Net operating loss carryforwards expire through fiscal years ending 2039. Internal Revenue Code Section 382 places a limitation on the amount of taxable income that can be offset by carryforwards after a change in control (generally a greater than 50% change in ownership).

The Company’s ability to offset future taxable income, if any, with tax net operating loss carryforwards may be limited due to the non-filing of tax returns and the impact of the statute of limitations on the Company’s ability to claim such benefits. Furthermore, changes in ownership may result in limitations under Internal Revenue Code Section 382. Due to these limitations, and other considerations, management has established full valuation allowances on deferred tax assets relating to net operating loss carryforward, as the realization of any future benefits from these assets is uncertain.

The Company’s valuation allowance at June 30, 2021 and 2020 was $7,245,000 and $7,047,000, respectively. The change in the valuation allowance during the year ended June 30, 2020 was an increase of approximately $198,000. The change in the valuation allowance during the year ended June 30, 2020 was a decrease of $943,000. Effective December 22, 2018 a new tax bill was signed into law that reduced the federal income tax rate for corporations from 35% to 21.7% for the year ended June 30, 2020. Going forward the blended rate will be 25.4% for future years.